Net fee and commission income	6 Months Ended
Jun. 30, 2026
Net fee And Commission Income [Line Items]
Net fee and commission income
Note 4
Net fee and commission income
Net fee and commission income
Year-to-date
USD m 30.6.26 30.6.25
Underwriting fees 617 433
M&A and corporate finance fees 497 470
Brokerage fees 3,452 2,636
Portfolio management, investment fund and related services fees
1
10,525 9,412
Other
2
1,733 1,836
Total fee and commission income
3
16,824 14,787
of which: recurring 10,477 9,372
of which: transaction-based 6,305 5,342
of which: performance-based 42 73
Fee and commission expense
4
1,514 1,302
Net fee and commission income 15,310 13,485
of which: recurring net fee and commission income 9,731 8,831 of which: Global Wealth Management 7,328 6,630
of which: Personal & Corporate Banking 900 788
of which: Asset Management 1,420 1,350
of which: transaction-based net fee and commission income 5,537 4,585 of which: Global Wealth Management 2,118 1,713
of which: Personal & Corporate Banking 738 627
of which: Asset Management 17 27
of which: performance-based net fee and commission income 42 69 of which: Asset Management 42 69
1 Fees for portfolio management and related services and investment fund fees are presented on a combined basis. Comparative-period information has been aligned with the information presented for the six-month
period ended 30 June
2026. This category
includes fees earned
on portfolio management
mandates with clients
and management and
performance fees earned
on UBS-managed funds
and third-party-managed
funds.
2 Includes accretion of PPA
adjustments on financial instruments
for the six-month period ended
30 June 2026 of USD
141
m (for the six-month period
ended 30 June 2025: USD
361
m).
3 For the six-
month period ended 30
June 2026 reflects third-party
fee and commission income
of USD
9,944
m for Global Wealth
Management, USD
1,734
m for Personal & Corporate
Banking, USD
2,064 m for Asset Management,
USD 3,044 m for the Investment Bank, USD 7
m for Non-core and Legacy,
and USD
30
m for Group Items (for the
six-month period ended 30 June 2025:
USD
8,759
m for Global Wealth Management,
USD
1,519 m
for Personal & Corporate
Banking, USD
1,922 m for Asset Management, USD 2,493 m for the Investment Bank, USD 76
m for Non-core and Legacy,
and USD
17
m for Group Items).
4 Includes brokerage expense
for the six-month period ended 30 June 2026 of USD 208 m (for the six-month period ended 30 June 2025: USD 168 m).